SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Schedule of revenues, cost of revenues, and gross profit by segment

For the year ended December 31, 2010

				Better Job
	Better School			Career
	Tutoring	K-12	Subtotal	Enhancement	College*	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	588,098	251,635	839,733	271,350	3,572	274,922	1,114,655
Cost of revenue	(256,212)	(141,942)	(398,154)	(77,238)	(4,393)	(81,631)	(479,785)
Gross profit	331,886	109,693	441,579	194,112	(821)	193,291	634,870

For the year ended December 31, 2011

				Better Job
	Better School			Career
	Tutoring	K-12	Subtotal	Enhancement	College*	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	777,969	270,059	1,048,028	505,202	19,141	524,343	1,572,371
Cost of revenue	(341,942)	(168,964)	(510,906)	(168,546)	(3,192)	(171,738)	(682,644)
Gross profit	436,027	101,095	537,122	336,656	15,949	352,605	889,727

For the year ended December 31, 2012

				Better Job
	Better School			Career
	Tutoring	K-12	Subtotal	Enhancement	College*	Subtotal	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net Revenues	773,611	257,441	1,031,052	310,016	2,695	312,711	1,343,763
Cost of revenue	(492,087)	(176,951)	(669,038)	(185,697)	(3,179)	(188,876)	(857,914)
Gross profit	281,524	80,490	362,014	124,319	(484)	123,835	485,849

*Software product sales through Taishidian Holding.